Brighthouse Franklin Low Duration Total Return Portfolio Shareholder Fees - Brighthouse Franklin Low Duration Total Return Portfolio	Dec. 31, 2025 USD ($)
Class A
Prospectus [Line Items]
Shareholder Fee, Other	$ 0
Class B
Prospectus [Line Items]
Shareholder Fee, Other	$ 0